T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

February 28, 2022 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 11.2%
Auto Backed 2.8%
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	65	64
Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.57%, 9/15/25	200	199
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class B, 1.03%, 8/15/25 (1)	100	99
Hyundai Auto Lease Securitization Trust, Series 2021-A, Class B, 0.61%, 10/15/25 (1)	300	296
Santander Consumer Auto Receivables Trust, Series 2021-CA, Class B, 1.44%, 4/17/28 (1)	12	12
Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (1)	20	20
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96%, 11/15/24	104	104
World Omni Select Auto Trust, Series 2019-A, Class A3, 2.00%, 8/15/24	66	66
		860
Collaterized Debt Obligations 0.8%
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M USD LIBOR + 0.83%, 0.959%, 10/25/29 (1)	250	250
		250
Other Asset-Backed Securities 4.1%
Amur Equipment Finance Receivables, Series 2022-1A, Class A2, 1.64%, 10/20/27 (1)	200	198
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/28 (1)	166	167
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	88	85
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	160	158
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	85	82
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M USD LIBOR + 0.69%, 0.852%, 4/20/62 (1)	92	92
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (1)	83	82
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	88	87
Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/31 (1)	226	224
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	82	80
		1,255
Student Loan 3.5%
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	161	158
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A, 1.33%, 4/15/69 (1)	142	137
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	112	110
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	97	95
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, 5/15/69 (1)	82	79
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.97%, 12/16/69 (1)	87	84
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 7/15/69 (1)	85	82
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	97	95
Navient Private Education Refi Loan Trust, Series 2022-A, Class A, 2.23%, 7/15/70 (1)	150	149
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M USD LIBOR + 1.45%, 1.641%, 2/17/32 (1)	101	102
		1,091
Total Asset-Backed Securities (Cost $3,507)		3,456
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 55.5%
Airlines 0.9%
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	200	206
Southwest Airlines, 4.75%, 5/4/23	70	72
		278
Automotive 3.6%
Daimler Trucks Finance North America, FRN, SOFR + 0.75%, 0.799%, 12/13/24 (1)	300	301
General Motors, 4.875%, 10/2/23	130	136
Hyundai Capital America, 2.375%, 2/10/23 (1)	165	165
Hyundai Capital America, 1.00%, 9/17/24 (1)	60	58
Nissan Motor Acceptance, 3.875%, 9/21/23 (1)	100	102
Nissan Motor Acceptance, 3.45%, 3/15/23 (1)	155	157
Stellantis NV, 5.25%, 4/15/23	200	206
		1,125
Banking 17.7%
ABN AMRO Bank, 6.25%, 4/27/22	200	201
AIB Group, 4.75%, 10/12/23 (1)	200	207
Bank of America, VR, 0.523%, 6/14/24 (2)	150	147
Bank of America, 0.71%, 2/4/25	100	100
Bank of Nova Scotia, FRN, SOFR + 0.38%, 0.43%, 7/31/24	125	125
BPCE SA, 5.70%, 10/22/23 (1)	250	262
Candian Imperial Bank of Commerce, FRN, SOFR + 0.40%, 0.449%, 12/14/23	150	150
Citigroup, VR, SOFR + 0.669%, 0.719%, 5/1/25	150	150
Credit Suisse Group, VR, 4.207%, 6/12/24 (1)(2)	250	256
Danske Bank , 3.875%, 9/12/23 (1)	200	205
Deutsche Bank, 3.95%, 2/27/23	100	102
Discover Financial Services, 5.20%, 4/27/22	140	141
Goldman Sachs Group, VR, 0.627%, 11/17/23 (2)	150	149
Goldman Sachs Group, FRN, SOFR + 0.58%, 0.629%, 3/8/24	65	65
Goldman Sachs Group, FRN, SOFR + 0.7%, 0.75%, 1/24/25	50	50
Hana Bank, 4.625%, 10/24/23	250	260
HSBC Holdings, 4.25%, 3/14/24	200	207
ING Bank NV, 5.80%, 9/25/23 (1)	200	210
Intesa Sanpaolo SpA, 3.375%, 1/12/23 (1)	200	202
JPMorgan Chase, FRN, SOFR + 0.54%, 0.585%, 6/1/25	150	149
Mizuho Financial Group Cayman, 4.20%, 7/18/22	200	203
Morgan Stanley, 4.10%, 5/22/23	190	195
Morgan Stanley, 1.00%, 2/18/26	75	75
Nationwide Building Society, 3.766%, 3/8/24 (1)(2)	250	254
Natwest Group, 6.125%, 12/15/22	200	207
Societe Generale, 5.00%, 1/17/24 (1)	200	208
Standard Chartered, 3.95%, 1/11/23 (1)	200	203
State Street, VR, 2.825%, 3/30/23 (2)	140	140
Truist Financial, FRN, SOFR + 0.40%, 0.449%, 6/9/25	245	244
UBS, FRN, SOFR + 0.36%, 0.41%, 2/9/24 (1)	200	199
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
UniCredit, 3.75%, 4/12/22 (1)	200	201
		5,467
Building & Real Estate 0.6%
Longfor Group Holdings, 3.875%, 7/13/22	200	201
		201
Chemicals 1.3%
Celanese US Holdings, 4.625%, 11/15/22	200	204
Cytec Industries, 3.50%, 4/1/23	200	203
		407
Consumer Products 0.4%
Ralph Lauren, 1.70%, 6/15/22	125	125
		125
Drugs 0.5%
AbbVie, 2.80%, 3/15/23	145	146
		146
Energy 4.5%
Boardwalk Pipelines, 3.375%, 2/1/23	150	151
Devon Energy, 8.25%, 8/1/23	250	269
Gray Oak Pipeline, 2.00%, 9/15/23 (1)	150	150
Kinder Morgan, 5.625%, 11/15/23 (1)	250	262
MPLX, 4.50%, 7/15/23	100	103
MPLX, 3.50%, 12/1/22	115	116
Plains All American Pipeline, 2.85%, 1/31/23	175	176
Sabine Pass Liquefaction, 5.625%, 4/15/23	150	155
		1,382
Financial 6.2%
AerCap Ireland Capital, 3.15%, 2/15/24	150	152
Air Lease, 4.25%, 2/1/24	100	103
Air Lease, 2.25%, 1/15/23	100	101
Avolon Holdings Funding, 5.50%, 1/15/23 (1)	100	103
Avolon Holdings Funding, 3.625%, 5/1/22 (1)	105	105
Block Financial, 5.50%, 11/1/22	200	202
Equitable Holdings, 3.90%, 4/20/23	140	143
General Motors Financial, 4.15%, 6/19/23	50	51
General Motors Financial, FRN, SOFR + 0.76%, 0.809%, 3/8/24	90	90
Jackson Financial, 1.125%, 11/22/23 (1)	50	49
Nasdaq, 0.445%, 12/21/22	150	149
QNB Finance, 3.50%, 3/28/24	200	204
S&P Global, 5.00%, 11/1/22	200	204
Synchrony Financial, 2.85%, 7/25/22	145	146
Western Union, 4.25%, 6/9/23	100	103
		1,905
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Food/Tobacco 0.6%
Imperial Brands Finance, 3.50%, 2/11/23 (1)	200	202
		202
Health Care 2.2%
Baxter International, FRN, SOFR + 0.44%, 0.49%, 11/29/24 (1)	250	249
HCA, 4.75%, 5/1/23	250	257
PerkinElmer, 0.85%, 9/15/24	90	87
Thermo Fisher Scientific, FRN, SOFR + 0.53%, 0.579%, 10/18/24	85	85
		678
Industrial - Other 0.6%
GC Treasury Center, 4.25%, 9/19/22	200	202
		202
Information Technology 2.7%
Baidu, 3.875%, 9/29/23	200	205
Marvell Technology, 4.20%, 6/22/23	265	272
Microchip Technology, 0.972%, 2/15/24	150	146
NXP, 4.625%, 6/1/23 (1)	200	206
		829
Insurance 2.4%
Athene Global Funding, FRN, SOFR + 0.72%, 0.765%, 1/7/25 (1)	200	200
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 0.809%, 4/12/24 (1)	145	146
Cigna, FRN, 3M USD LIBOR + 0.89%, 1.131%, 7/15/23	250	252
CNO Global Funding, 1.65%, 1/6/25 (1)	150	146
		744
Lodging 0.3%
Hyatt Hotels, FRN, SOFR + 1.05%, 1.10%, 10/1/23	100	100
		100
Media & Communications 0.8%
SES, 3.60%, 4/4/23 (1)	247	251
		251
Oil Field Services 0.5%
Energy Transfer, 4.20%, 9/15/23	50	51
Energy Transfer, 5.875%, 1/15/24	50	53
Energy Transfer, 4.25%, 3/15/23	55	56
		160
Petroleum 1.3%
Enbridge, FRN, SOFR + 0.40%, 0.45%, 2/17/23	55	55
Enbridge, 0.68%, 2/16/24	100	100
Energy Transfer, 3.45%, 1/15/23	100	101
Suncor Energy, 2.80%, 5/15/23	145	147
		403
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Real Estate Investment Trust Securities 0.2%
Public Storage, FRN, SOFR + 0.47%, 0.52%, 4/23/24	65	65
		65
Retail 1.4%
7-Eleven, 0.80%, 2/10/24 (1)	95	93
Nordstrom, 2.30%, 4/8/24	85	82
QVC, 4.375%, 3/15/23	150	152
QVC, 4.85%, 4/1/24	100	101
		428
Services 0.0%
IHS Markit, 5.00%, 11/1/22 (1)	0	0
		0
Telephones 0.7%
Ooredoo International Finance, 3.25%, 2/21/23	200	203
		203
Transportation (Excluding Railroads) 1.5%
HPHT Finance, 2.75%, 9/11/22	200	201
Sydney Airport Finance, 3.90%, 3/22/23 (1)	245	250
		451
Utilities 4.0%
Edison International, 2.40%, 9/15/22	100	100
Edison International, 3.125%, 11/15/22	60	61
NextEra Energy Capital Holdings, FRN, SOFR + 0.40%, 0.45%, 11/3/23	200	200
NRG Energy, 3.75%, 6/15/24 (1)	200	203
Pacific Gas and Electric, 4.25%, 8/1/23	110	112
Pacific Gas and Electric, 1.75%, 6/16/22	75	75
Saudi Electricity Global Sukuk, 3.473%, 4/8/23	200	204
Southern California Edison, FRN, SOFR + 0.83%, 0.879%, 4/1/24	25	25
Vistra Operations, 3.55%, 7/15/24 (1)	245	247
		1,227
Wireless Communications 0.6%
Rogers Communications Inc, 3.00%, 3/15/23	200	202
		202
Total Corporate Bonds (Cost $17,365)		17,181
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 3.0%
Foreign Government Obligations & Municipalities 3.0%
Japan Treasury Discount Bill, (0.107)%, 4/4/22 (JPY)	44,600	388
Japan Treasury Discount Bill, (0.103)%, 4/11/22 (JPY)	44,500	387
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Japan Treasury Discount Bill, (0.098)%, 5/9/22 (JPY)	17,750	154
		929
Total Foreign Government Obligations & Municipalities (Cost $929)		929
MUNICIPAL SECURITIES 1.0%
California 1.0%
California Municipal Fin. Auth., National Univ., Series B, 3.323%, 4/1/23	100	102
Golden St Tobacco Securitization, Series B, 0.502%, 6/1/22	100	100
Golden St Tobacco Securitization, Series B, 0.672%, 6/1/23	100	99
		301
Total Municipal Securities (Cost $303)		301
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 18.2%
Commercial Mortgage-Backed Securities 1.7%
BX Trust, Series 2021-ARIA, Class A, ARM, 1M USD LIBOR + 0.90%, 1.09%, 10/15/36 (1)	65	64
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD LIBOR + 1.034%, 1.04%, 12/15/36 (1)	225	222
ONE Mortgage Trust, Series 2021-PARK, Class A, ARM, 1M USD LIBOR + 0.70%, 0.891%, 3/15/36 (1)	115	111
SLIDE, Series 2018-FUN, Class A, ARM, 1M USD LIBOR + 1.15%, 1.341%, 6/15/31 (1)	148	146
		543
Whole Loans Backed 16.5%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	145	145
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1)	111	109
Angel Oak Mortgage Trust, Series 2018-3, Class A1, CMO, ARM, 3.649%, 9/25/48 (1)	68	68
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	141	138
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	174	169
Angel Oak Mortgage Trust, Series 2021-6, Class A1, CMO, ARM, 1.458%, 9/25/66 (1)	89	86
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	118	117
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A1, CMO, ARM, 1.747%, 9/25/51 (1)	147	144
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, CMO, ARM, 3.00%, 3/28/57 (1)	73	73
Bellemeade Re, Series 2022-1, Class M1A, CMO, ARM, SOFR30A + 1.75%, 1.80%, 1/26/32 (1)	150	150
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	91	89
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	160	159
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	96	93
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, CMO, ARM, SOFR30A + 0.75%, 0.799%, 10/25/41 (1)	10	11
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, SOFR30A + 0.85%, 0.899%, 12/25/41 (1)	114	113
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, CMO, ARM, SOFR30A + 1.20%, 1.249%, 1/25/42 (1)	144	144
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, CMO, ARM, SOFR30A + 1.00%, 1.049%, 12/25/41 (1)	87	87
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1, CMO, ARM, 1.931%, 11/25/66 (1)	97	95
Eagle RE, Series 2021-2, Class M1A, CMO, ARM, SOFR30A + 1.55%, 1.599%, 4/25/34 (1)	150	149
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	78	77
Ellington Financial Mortgage Trust, Series 2021-1, Class A1, CMO, ARM, 0.797%, 2/25/66 (1)	105	102
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, CMO, ARM, 1.241%, 9/25/66 (1)	122	117
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, CMO, ARM, SOFR30A + 0.90%, 0.949%, 11/25/41 (1)	83	82
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M1, CMO, ARM, SOFR30A + 0.85%, 0.899%, 9/25/41 (1)	200	198
Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M1, CMO, ARM, SOFR30A + 0.80%, 0.849%, 10/25/41 (1)	200	198
Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, CMO, ARM, SOFR30A + 0.95%, 0.998%, 12/25/41 (1)	175	173
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1A, CMO, ARM, SOFR30A + 1.00%, 1.049%, 1/25/42 (1)	200	198
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 0.899%, 11/25/41 (1)	215	212
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	182	175
MFA Trust, Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1)	146	144
New Residential Mortgage Loan Trust, Series 2021-NQ1R, Class A1, CMO, ARM, 0.942%, 7/25/55 (1)	146	143
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	195	193
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	221	221
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	143	141
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	158	155
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	128	123
Verus Securitization Trust, Series 2021-5, Class A1, CMO, ARM, 1.013%, 9/25/66 (1)	184	176
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	142	140
		5,107
Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,742)		5,650
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.9%
U.S. Treasury Obligations 2.9%
U. S. Treasury Bill, (18.123)%, 3/22/22	334	334
U. S. Treasury Bill, 0.029%, 3/15/22	225	225
U. S. Treasury Bill, 0.035%, 3/8/22	350	350
		909
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $909)		909
SHORT-TERM INVESTMENTS 6.8%
Commercial Paper 3.4%
Canadian Natural Resources, 0.80%, 3/21/22 (3)	250	250
Chi, 0.951%, 4/13/22 (3)	275	275
Conagra Brands, 0.40%, 3/7/22 (3)	250	250
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Syngenta Wilmington, 0.85%, 3/18/22 (3)	275	275
		1,050
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 0.12%, (4)(5)	1,043	1,043
Total Short-Term Investments (Cost $2,092)		2,093
Total Investments in Securities 98.6% of Net Assets (Cost $30,847)		$30,519
Other Assets Less Liabilities 1.4%		429
Net Assets 100.0%		$30,948

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,931 and represents 48.2% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $1,050 and represents 3.4% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average SOFR (Secured Overnight Financing Rate)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Pioneer Natural Resources, BBB*), Receive 1.00% Quarterly, Pay upon credit default 12/20/22	60	—	—	—
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/22	125	1	1	—
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	1	1	—
Protection Sold (Relevant Credit: Citigroup, A3*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	1	1	—
Protection Sold (Relevant Credit: Bank of America, A2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	1	1	—
Protection Sold (Relevant Credit: Verizon Communications, Baa1*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	1	1	—
Total Centrally Cleared Credit Default Swaps, Protection Sold				—
Net payments (receipts) of variation margin to date				$ —
Variation margin receivable (payable) on centrally cleared swaps				$ —

*	Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
HSBC Bank	4/4/22	USD	385	JPY	44,600	$(3)
Deutsche Bank	4/11/22	USD	391	JPY	44,500	3
BNP Paribas	5/9/22	USD	155	JPY	17,750	—
Net unrealized gain (loss) on open forward currency exchange contracts						$ —
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 1 U.S. Treasury Notes ten year contracts	06/22	(127)	$(1)
Short, 5 U.S. Treasury Notes five year contracts	06/22	(589)	(3)
Short, 20 U.S. Treasury Notes two year contracts	06/22	(4,297)	(7)
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$(11)
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 5/31/21	Purchase Cost	Sales Cost	Value 2/28/22
T. Rowe Price Government Reserve Fund	$—	¤	¤	$1,043^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,043.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Ultra Short-Term Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$28,426	$—	$28,426
Short-Term Investments	1,043	1,050	—	2,093
Total Securities	1,043	29,476	—	30,519
Forward Currency Exchange Contracts	—	3	—	3
Total	$1,043	$29,479	$ —	$30,522
Liabilties
Foreign Forward Currency Exchange Contracts	$—	$3	$—	$3
Futures Contracts*	11	—	—	11
Total	$11	$3	$ —	$14

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
ETF990-054Q3
02/2022